long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
long-term debt
Schedule of details of long-term debt

As at December 31 (millions)	Note	2017	2016
TELUS Corporation notes	(b)	$11,561	$11,367
TELUS Corporation commercial paper	(c)	1,140	613
TELUS Communications Inc. debentures	(e)	620	619
TELUS International (Cda) Inc. credit facility	(f)	339	332

Long-term debt		$13,660	$12,931

Current		$1,404	$1,327
Non-current		12,256	11,604

Long-term debt		$13,660	$12,931

Schedule of long-term debt maturities

Long-term debt denominated in	Canadian dollars	U.S. dollars
			Derivative liability
Years ending December 31 (millions)	Debt	Debt	(Receive) 1	Pay	Total	Total
2018	$250	$1,147	$(1,144)	$1,160	$1,163	$1,413
2019	1,000	8	—	—	8	1,008
2020	1,000	8	—	—	8	1,008
2021	1,075	8	—	—	8	1,083
2022	1,249	316	—	—	316	1,565
Thereafter	6,325	1,380	(1,380)	1,460	1,460	7,785

Future cash outflows in respect of long-term debt principal repayments	10,899	2,867	(2,524)	2,620	2,963	13,862
Future cash outflows in respect of associated interest and like carrying costs 2	5,506	490	(431)	449	508	6,014

Undiscounted contractual maturities (Note 4(c))	$16,405	$3,357	$(2,955)	$3,069	$3,471	$19,876

(1)	Where applicable, principal-related cash flows reflect foreign exchange rates at December 31, 2017.

(2)

Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2017.

TELUS Corporation notes
long-term debt
Schedule of details of long-term debt

						Principal face amount		Redemption present value spread
Series 1	Issued	Maturity	Issue price	Effective interest rate 2		Originally issued	Outstanding at financial statement date	Basis points	Cessation date
4.95% Notes, Series CD	March 2007	March 2017	$999.53	4.96%		$700 million	$ NIL	24 3	N/A
5.05% Notes, Series CG 4	December 2009	December 2019	$994.19	5.13%		$1.0 billion	$1.0 billion	45.5 3	N/A
5.05% Notes, Series CH 4	July 2010	July 2020	$997.44	5.08%		$1.0 billion	$1.0 billion	47 3	N/A
3.35% Notes, Series CJ 4	December 2012	March 2023	$998.83	3.36%		$500 million	$500 million	40 5	Dec. 15, 2022
3.35% Notes, Series CK 4	April 2013	April 2024	$994.35	3.41%		$1.1 billion	$1.1 billion	36 5	Jan. 2, 2024
4.40% Notes, Series CL 4	April 2013	April 2043	$997.68	4.41%		$600 million	$600 million	47 5	Oct. 1, 2042
3.60% Notes, Series CM 4	November 2013	January 2021	$997.15	3.65%		$400 million	$400 million	35 3	N/A
5.15% Notes, Series CN 4	November 2013	November 2043	$995.00	5.18%		$400 million	$400 million	50 5	May 26, 2043
3.20% Notes, Series CO 4	April 2014	April 2021	$997.39	3.24%		$500 million	$500 million	30 5	Mar. 5, 2021
4.85% Notes, Series CP 4	Multiple 6	April 2044	$987.91 6	4.93	% 6	$500 million 6	$900 million 6	46 5	Oct. 5, 2043
3.75% Notes, Series CQ 4	September 2014	January 2025	$997.75	3.78%		$800 million	$800 million	38.5 5	Oct. 17, 2024
4.75% Notes, Series CR 4	September 2014	January 2045	$992.91	4.80%		$400 million	$400 million	51.5 5	July 17, 2044
1.50% Notes, Series CS 4	March 2015	March 2018	$999.62	1.51%		$250 million	$250 million	N/A 7	N/A
2.35% Notes, Series CT 4	March 2015	March 2022	$997.31	2.39%		$1.0 billion	$1.0 billion	35.5 5	Feb. 28, 2022
4.40% Notes, Series CU 4	March 2015	January 2046	$999.72	4.40%		$500 million	$500 million	60.5 5	July 29, 2045
3.75% Notes, Series CV 4	December 2015	March 2026	$992.14	3.84%		$600 million	$600 million	53.5 5	Dec. 10, 2025
2.80% U.S. Dollar Notes 4, 8	September 2016	February 2027	US$991.89	2.89%		US$600 million	US$600 million	20 9	Nov. 16, 2026
3.70% U.S. Dollar Notes 4, 10	March 2017	September 2027	US$998.95	3.71%		US$500 million	US$500 million	20 9	June 15, 2027
4.70% Notes, Series CW 4	March 2017	March 2048	$990.65	4.76%		$325 million	$325 million	58.5 5	Sept. 6, 2047

(1)	Interest is payable semi-annually.
(2)	The effective interest rate is that which the notes would yield to an initial debt holder if held to maturity.
(3)

The notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

(4)

This series of notes requires us to make an offer to repurchase the notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase upon the occurrence of a change in control triggering event, as defined in the supplemental trust indenture.

(5)

At any time prior to the respective maturity dates set out in the table, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to maturity, other than in the case of the Series CT and Series CU notes, where it is calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption. On or after the respective redemption present value spread cessation dates set out in the table, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof.

(6)

$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.

(7)	The notes are not redeemable at our option, other than in the event of certain changes in tax laws.
(8)

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) which effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 2.95% and an issued and outstanding amount of $792 million (reflecting a fixed exchange rate of $1.3205).

(9)

At any time prior to the respective maturity dates set out in the table, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption. On or after the respective redemption present value spread cessation dates set out in the table, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof.

(10)

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) which effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 3.41% and an issued and outstanding amount of $667 million (reflecting a fixed exchange rate of $1.3348).

TELUS Corporation credit facility
long-term debt
Schedule of details of long-term debt
As at December 31 (millions)	2017	2016
Net available	$1,110	$1,637
Backstop of commercial paper	1,140	613

Gross available	$2,250	$2,250

TELUS Communications Inc. debentures
long-term debt
Schedule of details of long-term debt

				Principal face amount		Redemption present value spread
Series 1	Issued	Maturity	Issue price	Originally issued	Outstanding at financial statement date	Basis points
10.65% Debentures, Series 3	June 1991	June 2021	$998.00	$175 million	$175 million	N/A (non-redeemable)
9.65% Debentures, Series 5 2	April 1992	April 2022	$972.00	$150 million	$249 million	N/A (non-redeemable)
8.80% Debentures, Series B	September 1995	September 2025	$995.10	$200 million	$200 million	15 3

(1)	Interest is payable semi-annually.
(2)

Series 4 Debentures were exchangeable, at the holder’s option, effective on April 8 of any year during the four-year period from 1996 to 1999, for Series 5 Debentures; $99 million of Series 4 Debentures were exchanged for Series 5 Debentures.

(3)

At any time prior to the maturity date set out in the table, the debentures are redeemable at our option, in whole at any time, or in part from time to time, on not less than 30 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the debentures discounted at the Government of Canada yield plus the redemption present value spread, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

TELUS International (Cda) Inc. credit facility
long-term debt
Schedule of details of long-term debt

As at December 31 (millions)	2017						2016
	Revolving component		Term loan component		Total		Revolving component		Term loan component		Total
Available	US$	193	US$	N/A	US$	193	US$	72	US$	N/A	US$	72
Outstanding		157		119		276		43		210		253

	US$	350	US$	119	US$	469	US$	115	US$	210	US$	325